CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		12 Months Ended
		Jun. 30, 2026 CNY (¥) ¥ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2024 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue		¥ 109,898,245		$ 16,196,997	¥ 66,285,032		¥ 68,854,280
Cost of revenue		73,410,205		10,819,325	51,044,495		47,976,836
Gross profit		36,488,040		5,377,672	15,240,537		20,877,444
Selling and distribution expenses		5,267,001		776,260	9,343,480		10,374,388
General and administrative expenses		55,495,066		8,178,961	49,645,680		63,765,583
Allowance for (net recovery of) credit losses		4,094,917		603,516	(2,856,803)		4,086,505
Research and development expenses		12,858,639		1,895,129	16,427,892		14,288,879
Operating expenses		77,715,623		11,453,866	72,560,249		92,515,355
Loss from operations		(41,227,583)		(6,076,194)	(57,319,712)		(71,637,911)
Other income (expenses)
Subsidy income		37,185		5,480	85,762		131,428
Interest income		11,944,760		1,760,440	13,390,041		22,897,763
Interest expense		(1,041,518)		(153,501)	(1,110,984)		(1,070,449)
Loss from investment in unconsolidated entity		(1,102,361)		(162,468)	0		0
Loss (gain) in fair value changes of warrants liability		671		99	6,226		(933,995)
Foreign exchange transaction gain (loss)		(79,217)		(11,675)	952,815		(881,695)
Other income		(178,542)		(26,314)	296,155		59,049
Other income, net		9,580,978		1,412,061	13,620,015		20,202,101
Loss before income tax		(31,646,605)		(4,664,133)	(43,699,697)		(51,435,810)
Income tax expenses (benefits)		(1,609)		(237)	1,580		30
Net loss		(31,644,996)		(4,663,896)	(43,701,277)		(51,435,840)
Less: Net loss attributable to non-controlling interests		(1,984,948)		(292,545)	(1,112,723)		(1,564,581)
Net loss attributable to Recon Technology, Ltd		(29,660,048)		(4,371,351)	(42,588,554)		(49,871,259)
Comprehensive loss
Net loss		(31,644,996)		(4,663,896)	(43,701,277)		(51,435,840)
Foreign currency translation adjustment		(6,360,441)		(937,413)	(3,642,754)		2,009,476
Comprehensive loss		(38,005,437)		(5,601,309)	(47,344,031)		(49,426,364)
Less: Comprehensive loss attributable to non- controlling interests		(1,984,948)		(292,545)	(1,112,723)		(1,564,581)
Comprehensive loss attributable to Recon Technology, Ltd		¥ (36,020,489)		$ (5,308,764)	¥ (46,231,308)		¥ (47,861,783)
Loss per share - basic | (per share)		¥ (266.52)	[1]	$ (39.28)	¥ (936.18)	[1]	¥ (1,974.16)	[1]
Loss per share - diluted | (per share)		¥ (266.52)	[1]	$ (39.28)	¥ (936.18)	[1]	¥ (1,974.16)	[1]
Weighted - average shares - basic	[1]	111,286		111,286	45,492		25,262
Weighted - average shares - diluted	[1]	111,286		111,286	45,492		25,262

[1]	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.